FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

				  [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  August 15, 2005



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  66


Form 13F Information Table Value Total:  338.690
                                        (thousands)



List of Other Included Managers:


NONE




Name of 	   Title    Cusip       Value   Shares   Disc  Other Voting
Issuer		   of Class		(x$1000)   	       Mgrs
Applied Mat Inc    Common   038222105 	581 	32421    Sole  None  Sole
Aramark            Common   038521100   6535    235326   Sole  None  Sole
Auto Data Process  Common   53015103    6321 	143886   Sole  None  Sole
BWC Financial      Common   56042104    601 	20723    Sole  None  Sole
Barclays Glbl Inv  ETF      464287226   26478 	260608   Sole  None  Sole
Barclays Glbl Inv  ETF      464287234   17370 	221043   Sole  None  Sole
Barclays Glbl Inv  ETF      464287465   14919 	272433   Sole  None  Sole
Barclays Glbl Inv  ETF      464286848   14012 	1357110  Sole  None  Sole
Barclays Glbl Inv  ETF      464287564   953 	12791    Sole  None  Sole
Barclays Glbl Inv  ETF      464287705   17363 	249039   Sole  None  Sole
Barclays Glbl Inv  ETF      464287606   15135 	209096   Sole  None  Sole
Barclays Glbl Inv  ETF      464287804   14054 	242916   Sole  None  Sole
Barclays Glbl Inv  ETF      464287879   29021 	449041   Sole  None  Sole
Barclays Glbl Inv  ETF      464287200   570 	4610     Sole  None  Sole
Barclays Glbl Inv  ETF      464287622   372 	5541     Sole  None  Sole
Barclays Glbl Inv  ETF      464287614   354 	7200     Sole  None  Sole
Barclays Glbl Inv  ETF      464287457   4200 	52135    Sole  None  Sole
Barclays Glbl Inv  ETF      922908637   29362 	537253   Sole  None  Sole
Baxter Intl        Common   71813109    7326 	184731   Sole  None  Sole
Berkshire Hathaway Common   84990175    335 	400      Sole  None  Sole
Caledonia Mining   Common   12932K103   3 	20000    Sole  None  Sole
Cendent            Common   151313103   8630 	405726   Sole  None  Sole
Chevrontexaco      Common   166764100   7701 	127939   Sole  None  Sole
Cisco Systems      Common   17275R102   567 	29250    Sole  None  Sole
Citigroup inc      Common   172967101   271 	6035     Sole  None  Sole
Coca Cola          Common   191216100   6131 	138542   Sole  None  Sole
Cmptrzd Thrml      Common   20557C108   1 	10000    Sole  None  Sole
Corgentech         Common   21872P105   37 	13333    Sole  None  Sole
Costco Whsl        Common   22160K105   6184 	139693   Sole  None  Sole
Disney             Common   254687106   6303 	246196   Sole  None  Sole
Exxon              Common   30231G102   370 	6424     Sole  None  Sole
Fifth Third Banc   Common   316773100   5787 	133975   Sole  None  Sole
Gannet Co          Common   364730101   6200 	85615    Sole  None  Sole
Gap Inc            Common   364760108   6305 	305216   Sole  None  Sole
General Electric   Common   369604103   6387 	187614   Sole  None  Sole
General Motors     Pref     370442766   3197 	144711   Sole  None  Sole
Hdlanalysis.com    Common   404991135   0 	2150000  Sole  None  Sole
Hearme             Common   421903105   2 	316058   Sole  None  Sole
Home Depot         Common   437076102   6697 	162600   Sole  None  Sole
Immunomedics       Common   452907108   65 	35800    Sole  None  Sole
Intel Corp         Common   458140100   3432 	127195   Sole  None  Sole
Intl Bus Machines  Common   459200101   574 	7255     Sole  None  Sole
Janus Capital      Common   47102X105   151 	10250    Sole  None  Sole
Johnson & Johnson  Common   478160104   452 	7034     Sole  None  Sole
Lab CP of Amer     Common   50540R409   6999 	139694   Sole  None  Sole
Lehman Bros        Pref     524908720   475 	18281    Sole  None  Sole
Liberty Media      Common   530718105   101 	10745    Sole  None  Sole
McDonalds          Common   580135101   6516 	208852   Sole  None  Sole
McKesson           Common   58155Q103   204 	4455     Sole  None  Sole
Microsoft          Common   594918104   6402 	235111   Sole  None  Sole
NASDAQ             ETF      631100104   310 	7850     Sole  None  Sole
Office Depot       Common   676220106   204 	8010     Sole  None  Sole
Oracle Corp        Common   68389X105   220 	16544    Sole  None  Sole
Pfizer Inc         Common   717081103   14085 	526917   Sole  None  Sole
Royal Bank Scot    Pref     780097796   3326 	127305   Sole  None  Sole
Sandisk            Common   80004C101   226 	6627     Sole  None  Sole
Seagate            Common   811804988   0 	55142    Sole  None  Sole
Stryker Corp       Common   863667101   6983 	133062   Sole  None  Sole
Sun Microsystems   Common   866810104   59 	15635    Sole  None  Sole
Symantec           Common   871503108   390 	17896    Sole  None  Sole
Target             Common   87612E106   256 	4569     Sole  None  Sole
Untd Sec Bnkshares Common   911460103   845 	30193    Sole  None  Sole
USA Real New REIT  Common   KAD28G302   0 	93250    Sole  None  Sole
Viacom             Common   925524308   5740 	169807   Sole  None  Sole
Walt Disney        Pref     254687304   362 	14100    Sole  None  Sole
Wells Fargo        Pref     94976Y207   3678 	142493   Sole  None  Sole